Item 1  Schedule of Investments


 T. Rowe Price Tax-Efficient Balanced Fund
 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS 48.1%
 CONSUMER DISCRETIONARY 8.4%
 Automobiles 0.2%
 Harley-Davidson                                       1,600         79
                                                                     79

 Diversified Consumer Services 0.3%
 Apollo Group, Class A *                               1,250         98
                                                                     98

 Hotels, Restaurants & Leisure 1.2%
 Carnival                                              1,500         79

 International Game Technology                         3,000         85

 Marriott, Class A                                     2,000         135

 Starbucks *                                           1,200         66

 Station Casinos                                       2,200         143
                                                                     508

 Internet & Catalog Retail 1.3%
 Amazon.com *                                          5,000         178

 eBay *                                                10,000        380
                                                                     558

 Media 3.0%
 Clear Channel Communications                          3,600         105

 Disney                                                7,700         211

 McGraw-Hill                                           5,000         218

 Omnicom                                               2,100         172

 Time Warner *                                         8,300         145

 Univision Communications, Class A *                   3,300         88

 Viacom, Class B                                       4,140         142

 WPP Group ADR                                         3,700         197
                                                                     1,278

 Multiline Retail 0.4%
 Dollar General                                        6,406         126

 Family Dollar Stores                                  2,200         56
                                                                     182

 Specialty Retail 1.8%
 Bed Bath & Beyond *                                   2,100         85

 Home Depot                                            11,200        441

 Tiffany                                               3,800         118

 Williams-Sonoma *                                     2,900         114
                                                                     758

 Textiles, Apparel, & Luxury Goods 0.2%
 Nike, Class B                                         1,100         90
                                                                     90

 Total Consumer Discretionary                                        3,551

 CONSUMER STAPLES 5.5%
 Beverages 1.5%
 Anheuser-Busch                                        1,900         89

 Coca-Cola                                             4,000         179

 PepsiCo                                               6,200         349
                                                                     617

 Food & Staples Retailing 2.1%
 CVS                                                   2,000         110

 Sysco                                                 7,000         260

 Wal-Mart                                              7,800         368

 Walgreen                                              3,700         168
                                                                     906

 Food Products 0.4%
 General Mills                                         1,400         69

 Wrigley                                               1,100         75
                                                                     144

 Household Products 1.1%
 Colgate-Palmolive                                     2,200         110

 Kimberly-Clark                                        800           51

 Procter & Gamble                                      5,800         320
                                                                     481

 Personal Products 0.4%
 Avon                                                  1,600         64

 Gillette                                              2,000         105
                                                                     169

 Total Consumer Staples                                              2,317

 FINANCIALS 8.2%
 Capital Markets 3.9%
 Bank of New York                                      5,500         159

 Charles Schwab                                        13,726        156

 Eaton Vance                                           3,500         85

 Franklin Resources                                    3,800         274

 Mellon Financial                                      4,200         117

 Northern Trust                                        8,500         390

 State Street                                          9,900         475
                                                                     1,656

 Commercial Banks 0.7%
 Wells Fargo                                           5,000         302
                                                                     302

 Consumer Finance 0.6%
 American Express                                      3,400         183

 SLM Corporation                                       1,500         72
                                                                     255

 Diversified Financial Services 1.6%
 Citigroup                                             10,600        499

 Moody's                                               4,200         182
                                                                     681

 Insurance 0.9%
 Ambac                                                 1,000         72

 American International Group                          4,225         235

 Marsh & McLennan                                      2,400         70
                                                                     377

 Thrifts & Mortgage Finance 0.5%
 Fannie Mae                                            2,500         148

 Freddie Mac                                           1,300         85
                                                                     233

 Total Financials                                                    3,504

 HEALTH CARE 8.3%
 Biotechnology 0.4%
 Amgen *                                               2,800         175
                                                                     175

 Health Care Equipment & Supplies 1.8%
 Baxter International                                  1,500         55

 Guidant                                               1,500         111

 Medtronic                                             8,900         479

 Stryker                                               2,700         131
                                                                     776

 Health Care Providers & Services 2.8%
 UnitedHealth Group                                    11,000        534

 WellPoint *                                           5,000         665
                                                                     1,199

 Pharmaceuticals 3.3%
 Abbott Laboratories                                   3,300         159

 AstraZeneca ADR                                       1,500         64

 Eli Lilly                                             2,100         122

 GlaxoSmithKline ADR                                   1,683         84

 Johnson & Johnson                                     6,600         443

 Pfizer                                                13,935        389

 Wyeth                                                 2,600         113
                                                                     1,374

 Total Health Care                                                   3,524

 INDUSTRIALS & BUSINESS SERVICES 3.1%
 Aerospace & Defense 0.2%
 Boeing                                                1,100         70
                                                                     70

 Air Freight & Logistics 0.2%
 Expeditors International of Washington                1,400         71
                                                                     71

 Commercial Services & Supplies 0.6%
 ChoicePoint *                                         1,500         59

 Cintas                                                2,250         91

 Robert Half International                             3,500         87
                                                                     237

 Industrial Conglomerates 2.0%
 3M                                                    1,300         100

 GE                                                    21,100        770
                                                                     870

 Machinery 0.1%
 Illinois Tool Works                                   700           59
                                                                     59

 Total Industrials & Business Services                               1,307

 INFORMATION TECHNOLOGY 14.0%
 Communications Equipment 1.5%
 Cisco Systems *                                       28,700        556

 Nokia ADR                                             4,000         68
                                                                     624

 Computers & Peripherals 1.6%
 Dell *                                                14,000        559

 EMC *                                                 8,900         125
                                                                     684

 Internet Software & Services 0.8%
 IAC/InterActiveCorp *                                 1,000         25

 Monster Worldwide *                                   3,500         92

 Yahoo! *                                              6,000         223
                                                                     340

 IT Services 1.0%
 Automatic Data Processing                             3,800         167

 Certegy                                               1,700         64

 First Data                                            2,600         98

 Paychex                                               3,650         105
                                                                     434

 Semiconductor & Semiconductor Equipment 6.2%
 Altera *                                              15,100        335

 Analog Devices                                        7,500         278

 Applied Materials                                     5,200         85

 Broadcom, Class A *                                   2,500         89

 Intel                                                 16,300        439

 Linear Technology                                     10,400        390

 Maxim Integrated Products                             8,700         343

 Microchip Technology                                  6,800         201

 Texas Instruments                                     9,400         260

 Xilinx                                                8,300         230
                                                                     2,650

 Software 2.9%
 Adobe Systems                                         2,000         66

 Computer Associates                                   3,517         96

 Electronic Arts *                                     1,300         68

 Intuit *                                              1,500         65

 Microsoft                                             21,400        552

 Oracle *                                              16,700        214

 SAP ADR                                               4,000         165
                                                                     1,226

 Total Information Technology                                        5,958

 MATERIALS 0.5%
 Chemicals 0.5%
 Ecolab                                                2,100         68

 Monsanto                                              1,000         57

 Valspar                                               1,500         71

 Total Materials                                                     196

 TELECOMMUNICATION SERVICES 0.1%
 Wireless Telecommunication Services 0.1%
 Vodafone ADR                                          2,500         63

 Total Telecommunication Services                                    63

 Total Common Stocks (Cost $12,842)                                  20,420

 Municipal bonds 52.4%
 ARIZONA 1.3%
 Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10+)         500,000       560

 Total Arizona (Cost $508)                                           560

 CALIFORNIA 5.9%
 California, GO
 5.25%, 11/1/26                                        250,000       272

 Economic Recovery, 5.00%, 7/1/16                      100,000       108

 California Dept. of Water Resources, Power Supply
 5.25%, 5/1/10 (MBIA Insured)                          250,000       273

 5.50%, 5/1/14 (AMBAC Insured)                         100,000       114

 California Infrastructure & Economic Dev. Bank
 5.25%, 7/1/21 (FSA Insured)                           250,000       277

 Capistrano Unified School Dist. No. 90-2
 5.875%, 9/1/23                                        100,000       108

 Golden State Tobacco Securitization Corp.
 Tobacco Settlement 5.50%, 6/1/33                      250,000       271

 Sacramento County, Sanitation Dist.
 5.00%, 8/1/21 (MBIA Insured)                          250,000       272

 San Diego Unified School Dist., Election 98E
 5.25%, 7/1/24 (FSA Insured)                           250,000       282

 Univ. of California Regents, 5.00%, 5/15/36
 (AMBAC Insured)                                       500,000       526

 Total California (Cost $2,366)                                      2,503

 CONNECTICUT 1.6%
 Mashantucket Western Pequot Tribe
 5.50%, 9/1/28                                         200,000       206

 144A, 5.75%, 9/1/27                                   200,000       207

 Mohegan Tribe Indians, 6.25%, 1/1/31                  250,000       271

 Total Connecticut (Cost $624)                                       684

 DISTRICT OF COLUMBIA 4.2%
 District of Columbia, GO
 6.00%, 6/1/15 (MBIA Insured)                          1,000,000     1,190

 6.00%, 6/1/17 (MBIA Insured)                          500,000       600

 Total District of Columbia (Cost $1,523)                            1,790

 GEORGIA 3.9%
 Fulton County Water & Sewer, 5.25%, 1/1/35
 (FGIC Insured)                                        125,000       136

 Georgia, GO, 6.25%, 8/1/13                            1,000,000     1,200

 Griffin Combined Public Utility, 5.00%, 1/1/25
 (AMBAC Insured)                                       200,000       214

 Hall County, GO, 5.00%, 10/1/06 (FSA Insured)         100,000       103

 Total Georgia (Cost $1,499)                                         1,653

 ILLINOIS 0.5%
 Chicago Board of Ed., GO, VRDN (Currently 2.98%)
 (FSA Insured)                                         100,000       100


 Illinois HFA, Central Dupage Health
 VRDN (Currently 3.01%)                                100,000       100

 Total Illinois (Cost $200)                                          200

 INDIANA 0.6%
 Goshen, Greencroft Obligated Group, 5.75%, 8/15/28    250,000       245

 Total Indiana (Cost $246)                                           245

 MARYLAND 1.4%
 Frederick County, Urbana Community Dev. Auth.
 5.95%, 7/1/30                                         100,000       102

 Hyattsville, Univ. Town Center, 5.75%, 7/1/34         100,000       102

 Maryland HHEFA
 Mercy Ridge Retirement Community, 6.00%, 4/1/28       100,000       106

 Univ. of Maryland Medical System, 6.625%, 7/1/20      250,000       281

 Total Maryland (Cost $569)                                          591

 MASSACHUSETTS 4.1%
 Massachusetts, 5.25%, 8/1/16 (Prerefunded 8/1/13+)    250,000       279

 Massachusetts Water Pollution Abatement Trust
 Water Resources Auth., 6.00%, 8/1/18                  1,000,000     1,224

 Massachusetts Water Resources Auth.
 5.00%, 8/1/29 (MBIA Insured)                          250,000       265

 Total Massachusetts (Cost $1,523)                                   1,768

 MICHIGAN 2.4%
 Michigan Hosp. Fin. Auth., Ascension Health, 5.20%
 11/15/33 (Tender 11/15/05)                            1,000,000     1,010

 Total Michigan (Cost $1,000)                                        1,010

 MISSISSIPPI 0.5%
 Harrison County, E.I. DuPont de Nemours
 VRDN (Currently 2.98%)                                200,000       200

 Total Mississippi (Cost $200)                                       200

 NEW JERSEY 1.5%
 New Jersey Economic Dev. Auth.
 Franciscan Oaks, 5.75%, 10/1/23                       100,000       100

 Motor Vehicle Surcharge, 5.25%, 7/1/31 (MBIA Insured) 250,000       273

 New Jersey Housing & Mortgage Fin. Agency
 Multi-Family Housing, 5.55%, 11/1/09 (FSA Insured)    260,000       273

 Total New Jersey (Cost $618)                                        646

 NEW MEXICO 0.7%
 Jicarilla Apache Nation, 5.50%, 9/1/23                100,000       108

 New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27         180,000       190

 Total New Mexico (Cost $282)                                        298

 NEW YORK 3.9%
 New York City, GO
 5.00%, 8/1/21                                         125,000       133

 5.25%, 5/15/22                                        250,000       271

 New York City Transitional Fin. Auth.
 5.75%, 11/15/20                                       455,000       516

 5.75%, 11/15/20 (Prerefunded 5/15/10+)                45,000        51

 5.875%, 11/1/16                                       30,000        34

 5.875%, 11/1/16 (Prerefunded 5/1/10+)                 470,000       535

 United Nations Dev. Corp., 5.25%, 7/1/15              100,000       104

 Total New York (Cost $1,480)                                        1,644

 OHIO 0.5%
 Ohio Air Quality Dev. Auth., FirstEnergy
 3.35%, 6/1/33 (Tender 6/1/06)                         100,000       100

 Ohio Building Auth., 5.50%, 10/1/05                   100,000       101

 Total Ohio (Cost $201)                                              201

 OKLAHOMA 0.2%
 Oklahoma Dev. Fin. Auth., Inverness Village
 8.00%, 2/1/32                                         100,000       79

 Total Oklahoma (Cost $97)                                           79

 OREGON 1.3%
 Portland Sewer, 5.75%, 8/1/20 (FGIC Insured)          500,000       555

 Total Oregon (Cost $508)                                            555

 PENNSYLVANIA 1.7%
 Bucks County IDA, Chandler Hall, 6.30%, 5/1/29        250,000       254

 Montgomery County HHEFA, Foulkeways at Gwynedd
 6.75%, 11/15/24                                       200,000       214

 West Shore Area Auth., Holy Spirit Hosp.
 6.20%, 1/1/26                                         250,000       274

 Total Pennsylvania (Cost $668)                                      742

 PUERTO RICO 1.3%
 Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20        250,000       267

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 250,000       277

 Total Puerto Rico (Cost $506)                                       544

 SOUTH CAROLINA 1.3%
 South Carolina Transportation Infrastructure Bank
 5.50%, 10/1/22 (AMBAC Insured) (Prerefunded 10/1/11+) 500,000       564

 Total South Carolina (Cost $510)                                    564

 TEXAS 3.5%
 Harris County Health Fac. Dev. Corp.
 Memorial Hermann Healthcare System, 6.375%, 6/1/29    250,000       277

 Houston, 6.40%, 6/1/27                                250,000       272

 Houston Water & Sewer System
 5.375%, 12/1/27 (FGIC Insured)
 (Prerefunded 12/1/07+)                                500,000       534

 5.75%, 12/1/16 (AMBAC Insured)
 (Prerefunded 12/1/12+)                                250,000       290

 Sabine River Auth. PCR, TXU Energy, 6.15%, 8/1/22     100,000       110

 Total Texas (Cost $1,313)                                           1,483

 VIRGINIA 5.0%
 Arlington County IDA, Virginia Hosp. Center
 5.50%, 7/1/18                                         500,000       536

 Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27   250,000       261

 Henrico County Economic Dev. Auth., Henrico Jail
 6.125%, 11/1/19                                       250,000       284

 Hopewell IDA, Smurfit Stone Container, 5.25%, 6/1/15  100,000       101

 Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09 75,000        75

 Virginia HDA
 Multi-Family, 5.60%, 11/1/18                          500,000       523

 Single Family, 5.20%, 7/1/19 (MBIA Insured)           75,000        76

 York County IDA, Virginia Electric & Power
 5.50%, 7/1/09                                         250,000       261

 Total Virginia (Cost $1,981)                                        2,117

 WASHINGTON 2.5%
 Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)         1,000,000     1,081

 Total Washington (Cost $970)                                        1,081

 WEST VIRGINIA 2.6%
 West Virginia, GO, 5.75%, 6/1/15                      1,000,000     1,111

 Total West Virginia (Cost $1,023)                                   1,111

 Total Municipal Bonds (Cost $20,415)                                22,269

 Total Investments in Securities
 100.5% of Net Assets (Cost $33,257)                   $             42,689


 (1)     Denominated in U.S. dollars unless otherwise noted
 *       Non-income producing
 +       Used in determining portfolio maturity
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $207 and represents 0.5% of net assets
 ADR     American Depository Receipts
 AMBAC   AMBAC Assurance Corp.
 FGIC    Financial Guaranty Insurance Company
 FSA     Financial Security Assurance Inc.
 GO      General Obligation
 HDA     Housing Development Authority
 HFA     Health Facility Authority
 HHEFA   Health & Higher Educational Facility Authority
 IDA     Industrial Development Authority/Agency
 MBIA    MBIA Insurance Corp.
 VRDN    Variable-Rate Demand Note; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Tax-Efficient Balanced Fund
Unaudited                                                         May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES
At May 31, 2005, the cost of investments for federal income tax purposes was $33,244,000. Net unrealized gain aggregated $9,444,000 at period-end, of which $9,477,000 related to appreciated investments and $33,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.




 T. Rowe Price Tax-Efficient Growth Fund

 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS 99.8%
 CONSUMER DISCRETIONARY 17.4%
 Automobiles 0.6%
 Harley-Davidson                                       8,500         417
                                                                     417

 Diversified Consumer Services 0.6%
 Apollo Group, Class A *                               5,250         412
                                                                     412

 Hotels, Restaurants & Leisure 2.5%
 Carnival                                              5,900         312

 International Game Technology                         11,500        324

 Marriott, Class A                                     7,000         473

 Starbucks *                                           4,200         230

 Station Casinos                                       7,900         514
                                                                     1,853

 Internet & Catalog Retail 3.4%
 Amazon.com *ss.                                       31,500        1,119

 eBay *                                                35,000        1,330
                                                                     2,449

 Media 5.7%
 Clear Channel Communications                          12,652        370

 Disney                                                17,500        480

 McGraw-Hill                                           20,000        873

 Omnicom                                               9,800         802

 Time Warner *                                         22,450        391

 Univision Communications, Class A *                   11,600        309

 Viacom, Class B                                       11,050        379

 WPP Group ADR                                         10,400        553
                                                                     4,157

 Multiline Retail 1.0%
 Dollar General                                        22,100        433

 Family Dollar Stores                                  12,500        321
                                                                     754

 Specialty Retail 3.1%
 Bed Bath & Beyond *                                   7,000         284

 Home Depot                                            29,000        1,141

 Tiffany                                               15,700        489

 Williams-Sonoma *                                     8,000         315
                                                                     2,229

 Textiles, Apparel, & Luxury Goods 0.5%
 Nike, Class B                                         4,200         345
                                                                     345

 Total Consumer Discretionary                                        12,616

 CONSUMER STAPLES 11.6%
 Beverages 2.7%
 Anheuser-Busch                                        5,100         239

 Coca-Cola                                             16,000        714

 PepsiCo                                               18,000        1,014
                                                                     1,967

 Food & Staples Retailing 4.8%
 CVS                                                   8,000         439

 Sysco                                                 29,200        1,085

 Wal-Mart                                              27,100        1,280

 Walgreen                                              14,800        671
                                                                     3,475

 Food Products 0.6%
 General Mills                                         4,800         238

 Wrigley                                               3,200         218
                                                                     456

 Household Products 2.2%
 Colgate-Palmolive                                     7,700         385

 Kimberly-Clark                                        3,600         231

 Procter & Gamble                                      18,000        993
                                                                     1,609

 Personal Products 1.3%
 Avon                                                  12,600        501

 Gillette                                              7,500         395
                                                                     896

 Total Consumer Staples                                              8,403

 FINANCIALS 15.1%
 Capital Markets 7.7%
 Bank of New York                                      7,300         210

 Charles Schwab                                        39,680        450

 Eaton Vance                                           12,500        305

 Franklin Resources                                    15,000        1,082

 Mellon Financial                                      8,000         222

 Northern Trust                                        33,900        1,557

 State Street                                          35,900        1,723
                                                                     5,549

 Commercial Banks 1.2%
 Wells Fargo                                           14,000        846
                                                                     846

 Consumer Finance 1.0%
 American Express                                      10,100        544

 SLM Corporation                                       4,700         227
                                                                     771

 Diversified Financial Services 3.4%
 Citigroup                                             38,200        1,800

 Moody's                                               15,400        666
                                                                     2,466

 Insurance 1.0%
 Ambac                                                 3,000         216

 American International Group                          5,000         278

 Marsh & McLennan                                      7,500         218
                                                                     712

 Thrifts & Mortgage Finance 0.8%
 Fannie Mae                                            5,900         349

 Freddie Mac                                           4,000         260
                                                                     609

 Total Financials                                                    10,953

 HEALTH CARE 17.5%
 Biotechnology 0.8%
 Amgen *                                               9,000         563
                                                                     563

 Health Care Equipment & Supplies 4.7%
 Baxter International                                  6,700         247

 Guidant                                               4,800         355

 Medtronic                                             32,700        1,758

 Stryker                                               14,500        705

 Zimmer Holdings *                                     4,000         306
                                                                     3,371

 Health Care Providers & Services 5.6%
 UnitedHealth Group                                    35,000        1,700

 WellPoint *                                           17,800        2,368
                                                                     4,068

 Pharmaceuticals 6.4%
 Abbott Laboratories                                   11,100        536

 AstraZeneca ADR                                       5,200         221

 Eli Lilly                                             8,100         472

 GlaxoSmithKline ADR                                   4,900         244

 Johnson & Johnson                                     21,000        1,409

 Merck                                                 6,700         217

 Pfizer                                                41,447        1,157

 Wyeth                                                 9,300         403
                                                                     4,659

 Total Health Care                                                   12,661

 INDUSTRIALS & BUSINESS SERVICES 6.4%
 Aerospace & Defense 0.7%
 Boeing                                                7,800         498
                                                                     498

 Air Freight & Logistics 0.3%
 Expeditors International of Washington                4,600         235
                                                                     235

 Commercial Services & Supplies 1.3%
 ChoicePoint *                                         6,000         235

 Cintas                                                8,250         333

 Robert Half International                             13,900        347
                                                                     915

 Industrial Conglomerates 3.8%
 3M                                                    6,100         468

 GE                                                    63,800        2,327
                                                                     2,795

 Machinery 0.3%
 Illinois Tool Works                                   2,500         211
                                                                     211

 Total Industrials & Business Services                               4,654

 INFORMATION TECHNOLOGY 30.5%
 Communications Equipment 2.7%
 Cisco Systems *                                       87,500        1,696

 Nokia ADR                                             15,500        261
                                                                     1,957

 Computers & Peripherals 3.5%
 Dell *                                                51,500        2,054

 EMC *                                                 34,000        478
                                                                     2,532

 Electronic Equipment & Instruments 0.3%
 Molex, Class A                                        9,625         230
                                                                     230

 Internet Software & Services 2.5%
 IAC/InterActiveCorp *ss.                              9,500         233

 Monster Worldwide *                                   15,500        409

 Yahoo! *                                              30,500        1,134
                                                                     1,776

 IT Services 2.7%
 Automatic Data Processing                             16,200        710

 Certegy                                               8,000         300

 First Data                                            9,200         348

 Paychex                                               20,750        599
                                                                     1,957

 Semiconductor & Semiconductor Equipment 12.9%
 Altera *                                              55,000        1,221

 Analog Devices                                        28,500        1,057

 Applied Materials                                     13,700        225

 Broadcom, Class A *                                   7,500         266

 Intel                                                 65,100        1,753

 Linear Technology                                     31,600        1,184

 Maxim Integrated Products                             28,500        1,123

 Microchip Technology                                  25,000        741

 Texas Instruments                                     23,600        652

 Xilinx                                                40,300        1,118
                                                                     9,340

 Software 5.9%
 Adobe Systems                                         7,000         231

 Computer Associates                                   8,612         235

 Electronic Arts *                                     4,500         236

 Intuit *                                              5,600         242

 Microsoft                                             75,300        1,943

 Oracle *                                              53,700        689

 SAP ADR                                               17,500        722
                                                                     4,298

 Total Information Technology                                        22,090

 MATERIALS 1.0%
 Chemicals 1.0%
 Ecolab                                                6,500         210

 Monsanto                                              4,000         228

 Valspar ss.                                           5,000         237

 Total Materials                                                     675

 TELECOMMUNICATION SERVICES 0.3%
 Wireless Telecommunication Services 0.3%
 Vodafone ADR                                          8,900         224

 Total Telecommunication Services                                    224

 Total Common Stocks (Cost $58,077)                                  72,276

 SHORT-TERM INVESTMENTS 0.2%
 Money Market Fund 0.2%
 T. Rowe Price Reserve Investment Fund, 3.07% #+       97,033        97

 Total Short-Term Investments (Cost $97)                             97

 SECURITIES LENDING COLLATERAL 2.0%
 Money Market Trust 2.0%
 State Street Bank and Trust Company of New Hampshire
 N.A., Securities Lending Quality
 Trust units, 3.037% #                                 1,454,853     1,455

 Total Securities Lending Collateral (Cost $1,455)                   1,455

 Total Investments in Securities
 102.0% of Net Assets (Cost $59,629)                                 73,828
                                                       $

 (1) Denominated in U.S. dollars unless otherwise noted
 #   Seven-day yield
 *   Non-income producing
 ss. All or a portion of this security is on loan at May 31, 2005 - See Note 2
 +   Affiliated company - See Note 4
 ADR American Depository Receipts


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Tax-Efficient Growth Fund
Unaudited                                                        May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks attractive long-term capital appreciation on an after-tax basis.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day;
any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2005, the value of loaned securities was $1,420,000; aggregate collateral consisted of $1,455,000 in the money market pooled trust.


NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $59,629,000. Net unrealized gain aggregated $14,199,000 at period-end, of which $15,852,000 related to appreciated investments and $1,653,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the
T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended May 31, 2005, dividend income from the Reserve Funds totaled $1,000, and the value of shares of the Reserve Funds held at May 31, 2005 and February 28, 2005 was $97,000 and $1,000, respectively.



 T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS 100.0%
 CONSUMER DISCRETIONARY 23.7%
 Automobiles 0.9%
 Harley-Davidson                                       2,000         98

 Thor Industries                                       3,000         91

 Winnebago ss.                                         2,500         82
                                                                     271

 Diversified Consumer Services 2.8%
 Apollo Group, Class A *                               5,722         449

 Career Education *                                    3,000         104

 Education Management *                                5,200         169

 H&R Block                                             500           25

 ITT Educational Services *                            2,000         91

 Universal Technical Institute *ss.                    2,000         61
                                                                     899

 Hotels, Restaurants & Leisure 5.7%
 Boyd Gaming ss.                                       2,000         106

 Carnival                                              1,500         79

 Choice Hotels International                           2,000         131

 Fairmont Hotels                                       2,700         93

 Harrah's Entertainment                                1,500         108

 International Game Technology                         7,300         206

 Las Vegas Sands *ss.                                  1,300         47

 Marriott, Class A                                     4,200         284

 Royal Caribbean Cruises ss.                           1,000         46

 Shuffle Master *ss.                                   3,000         82

 Starbucks *                                           2,300         126

 Station Casinos                                       4,000         260

 The Cheesecake Factory *                              1,649         58

 WMS Industries *ss.                                   1,000         32

 Wynn Resorts *ss.                                     3,500         164
                                                                     1,822

 Household Durables 0.8%
 Centex                                                1,400         92

 Lennar, Class A                                       2,900         168
                                                                     260

 Internet & Catalog Retail 1.3%
 Amazon.com *ss.                                       4,000         142

 eBay *                                                6,800         258
                                                                     400

 Leisure Equipment & Products 0.4%
 Brunswick                                             1,500         65

 Mattel                                                3,800         69
                                                                     134

 Media 6.2%
 Citadel Broadcasting *ss.                             1,000         12

 Cox Radio, Class A *                                  1,400         23

 Cumulus Media, Class A *                              1,000         12

 Dreamworks Animation, Class A *                       1,800         53

 EchoStar Communications, Class A                      1,500         44

 Entercom Communications *                             1,300         43

 Getty Images *                                        2,500         187

 Harte-Hanks                                           2,900         85

 Lamar Advertising *                                   1,400         59

 McGraw-Hill                                           4,600         201

 Meredith                                              4,000         198

 New York Times, Class A                               1,000         31

 Omnicom                                               2,300         188

 Radio One, Class D *                                  4,600         58

 Regent Communications *                               4,400         26

 Salem Communications, Class A *ss.                    5,100         93

 Scripps, Class A                                      3,200         163

 Spanish Broadcasting, Class A *                       9,500         82

 Univision Communications, Class A *                   5,775         154

 Washington Post, Class B                              100           83

 Westwood One                                          2,300         46

 WPP Group ADR                                         2,400         128
                                                                     1,969

 Multiline Retail 1.2%
 Dollar General                                        9,900         194

 Dollar Tree Stores *                                  2,600         65

 Family Dollar Stores                                  5,300         136
                                                                     395

 Specialty Retail 3.5%
 Bed Bath & Beyond *                                   3,800         155

 PETsMART                                              2,500         79

 Ross Stores                                           6,400         180

 Staples                                               8,250         178

 Tiffany                                               6,600         205

 TJX                                                   6,300         145

 Williams-Sonoma *                                     4,500         177
                                                                     1,119

 Textiles, Apparel, & Luxury Goods 0.9%
 Coach *                                               4,400         128

 Nike, Class B                                         2,000         164
                                                                     292

 Total Consumer Discretionary                                        7,561

 CONSUMER STAPLES 3.0%
 Beverages 0.1%
 Cott *ss.                                             800           18
                                                                     18

 Food & Staples Retailing 1.1%
 Costco Wholesale                                      1,000         46

 CVS                                                   3,900         214

 Sysco                                                 2,800         104
                                                                     364

 Food Products 1.4%
 Delta Pine & Land                                     2,700         73

 Hershey Foods                                         2,300         148

 McCormick                                             2,000         67

 Tootsie Roll Industries ss.                           2,090         65

 Wrigley                                               1,500         102
                                                                     455

 Household Products 0.1%
 Clorox                                                500           29
                                                                     29

 Personal Products 0.3%
 Estee Lauder, Class A                                 2,200         86
                                                                     86

 Total Consumer Staples                                              952

 ENERGY 1.3%
 Energy Equipment & Services 1.3%
 Baker Hughes                                          4,000         185

 BJ Services                                           2,500         126

 Smith International                                   2,000         117

 Total Energy                                                        428

 FINANCIALS 14.5%
 Capital Markets 7.0%
 A.G. Edwards                                          400           17

 AmeriTrade *                                          3,700         55

 AMVESCAP ADR                                          2,000         24

 Charles Schwab                                        13,600        154

 Eaton Vance                                           6,600         161

 Federated Investors, Class B                          2,500         74

 Franklin Resources                                    4,600         332

 Investors Financial Services                          2,800         116

 Janus Capital Group                                   7,000         107

 John Nuveen ss.                                       3,900         141

 Lazard *ss.                                           3,800         82

 Legg Mason                                            1,350         111

 Lehman Brothers                                       758           70

 Mellon Financial                                      5,800         161

 Northern Trust                                        6,400         294

 Raymond James Financial                               900           24

 SEI                                                   1,300         45

 State Street                                          5,100         245
                                                                     2,213

 Commercial Banks 1.8%
 Boston Private Financial ss.                          2,700         66

 City National                                         700           50

 East West Bancorp                                     2,500         84

 First Horizon National ss.                            1,000         42

 North Fork Bancorporation                             2,250         61

 SVB Financial Group *                                 1,500         72

 Synovus Financial                                     3,600         105

 UCBH Holdings                                         4,400         75
                                                                     555

 Consumer Finance 1.0%
 First Marblehead *ss.                                 1,000         44

 Moneygram International                               4,300         80

 SLM Corporation                                       4,200         203
                                                                     327

 Diversified Financial Services 1.0%
 Moody's                                               7,600         329
                                                                     329

 Insurance 3.2%
 AFLAC                                                 3,600         150

 Ambac                                                 2,100         151

 Arthur J. Gallagher                                   1,200         33

 Brown & Brown                                         1,000         45

 Markel *                                              300           102

 MBIA                                                  1,550         87

 Progressive Corporation                               1,700         163

 RenaissanceRe Holdings                                1,500         71

 Willis Group Holdings                                 6,400         219
                                                                     1,021

 Thrifts & Mortgage Finance 0.5%
 MGIC Investment                                       1,000         61

 Radian                                                1,300         60

 Triad Guaranty *                                      800           43
                                                                     164

 Total Financials                                                    4,609

 HEALTH CARE 24.1%
 Biotechnology 4.0%
 Amgen *                                               616           39

 Applera                                               1,300         28

 Biogen Idec *                                         1,300         51

 Celgene *                                             1,000         42

 Cephalon *ss.                                         1,800         76

 Charles River Laboratories International *            1,000         48

 Chiron *ss.                                           1,000         38

 deCode genetics ss.                                   8,000         62

 Genzyme *                                             1,800         112

 Gilead Sciences *                                     8,000         326

 Martek Biosciences *ss.                               2,000         75

 MedImmune *                                           700           18

 Millennium Pharmaceuticals *                          1,000         8

 OSI Pharmaceuticals *                                 500           19

 Protein Design Labs *ss.                              1,000         19

 Qiagen NV *ss.                                        7,000         84

 Techne *                                              4,400         205

 Vertex Pharmaceuticals *ss.                           1,000         14
                                                                     1,264

 Health Care Equipment & Supplies 9.0%
 ArthroCare *ss.                                       1,000         32

 Bausch & Lomb                                         1,000         78

 Beckman Coulter                                       1,000         70

 Becton, Dickinson                                     1,500         86

 Biomet                                                5,350         202

 C R Bard                                              1,400         96

 Cooper Companies                                      1,000         66

 Dentsply International                                3,900         222

 Edwards Lifesciences *                                1,000         46

 Gen-Probe *                                           1,000         39

 Guidant                                               3,000         222

 INAMED *                                              1,000         62

 Invitrogen *                                          2,200         174

 Kyphon *ss.                                           3,000         86

 Millipore *                                           1,400         72

 ResMed *ss.                                           1,400         87

 Respironics *                                         1,500         100

 Smith & Nephew ADR ss.                                1,400         70

 St. Jude Medical *                                    5,600         225

 Stryker                                               5,400         263

 Varian Medical Systems *                              5,800         218

 Waters Corporation *                                  1,900         74

 Wright Medical Group *                                1,000         27

 Zimmer Holdings *                                     3,300         253
                                                                     2,870

 Health Care Providers & Services 10.3%
 Caremark RX *                                         5,500         246

 Coventry Health Care                                  2,750         191

 DaVita *                                              2,700         124

 Express Scripts *                                     1,500         139

 Health Management                                     3,000         76

 Henry Schein *                                        6,000         242

 IMS Health                                            4,134         101

 Laboratory Corporation of America *                   1,900         92

 Lincare Holdings *                                    2,900         127

 Manor Care                                            1,000         39

 Medco *                                               2,000         100

 Omnicare                                              2,300         88

 Patterson Companies *ss.                              5,200         236

 Quest Diagnostics                                     1,100         115

 Renal Care Group *                                    5,600         259

 UnitedHealth Group                                    1,640         80

 WellChoice *                                          6,000         343

 WellPoint *                                           5,200         692
                                                                     3,290

 Pharmaceuticals 0.8%
 Allergan                                              2,000         155

 Forest Laboratories *                                 2,800         108
                                                                     263

 Total Health Care                                                   7,687

 INDUSTRIALS & BUSINESS SERVICES 8.4%
 Aerospace & Defense 1.1%
 Embraer Aircraft ADR ss.                              3,500         106

 Mercury Computer Systems *                            2,500         72

 Rockwell Collins                                      3,600         178
                                                                     356

 Air Freight & Logistics 1.2%
 C.H. Robinson Worldwide                               2,400         137

 Expeditors International of Washington                3,000         153

 UTi Worldwide ss.                                     1,300         96
                                                                     386

 Commercial Services & Supplies 3.5%
 ARAMARK, Class B                                      1,500         39

 Avery Dennison                                        900           47

 ChoicePoint *                                         3,900         153

 Cintas                                                3,200         129

 Corporate Executive Board                             1,500         105

 Dun & Bradstreet *                                    1,000         61

 Equifax                                               3,000         104

 HNI Corporation                                       2,500         129

 LECG *                                                1,800         35

 Manpower                                              2,300         92

 Robert Half International                             5,000         125

 Stericycle *                                          2,000         99
                                                                     1,118

 Electrical Equipment 0.5%
 AMETEK                                                2,300         88

 II-VI *ss.                                            4,000         66
                                                                     154

 Industrial Conglomerates 0.4%
 Roper Industries                                      1,500         105
                                                                     105

 Machinery 1.5%
 Cuno *                                                1,100         78

 Danaher                                               2,200         121

 Donaldson                                             1,600         51

 Dover                                                 200           8

 IDEX                                                  1,950         75

 ITT Industries                                        900           86

 Pall                                                  2,000         58
                                                                     477

 Road & Rail 0.2%
 Landstar Systems *                                    2,000         67
                                                                     67

 Total Industrials & Business Services                               2,663

 INFORMATION TECHNOLOGY 23.7%
 Communications Equipment 1.4%
 Corning *                                             8,000         125

 F5 Networks *                                         1,500         77

 Juniper Networks *                                    3,000         77

 Plantronics                                           1,700         59

 Research In Motion *                                  1,200         99
                                                                     437

 Computers & Peripherals 1.5%
 Diebold                                               300           15

 EMC *                                                 11,000        155

 Lexmark International *                               2,500         171

 Network Appliance *                                   3,200         92

 QLogic *                                              1,500         48
                                                                     481

 Electronic Equipment & Instruments 1.7%
 CDW                                                   2,500         145

 Dolby Laboratories, Class A *                         2,200         44

 FLIR Systems *                                        2,000         54

 Jabil Circuit *                                       2,500         73

 Littelfuse *                                          1,000         30

 Mettler-Toledo International *                        800           39

 Molex, Class A                                        2,500         60

 National Instruments ss.                              1,450         34

 Symbol Technologies                                   6,900         79
                                                                     558

 Internet Software & Services 2.7%
 IAC/InterActiveCorp *ss.                              5,500         135

 Monster Worldwide *                                   4,500         119

 Sina *ss.                                             4,000         111

 VeriSign *                                            4,500         145

 Yahoo! *                                              9,000         335
                                                                     845

 IT Services 3.4%
 Affiliated Computer Services, Class A *               1,900         98

 Certegy                                               4,600         173

 Cognizant Technology Solutions *                      4,000         192

 DST Systems *ss.                                      2,500         121

 Fiserv *                                              3,400         146

 Global Payments ss.                                   500           35

 Iron Mountain *                                       5,400         155

 Paychex                                               3,900         113

 Sabre Holdings                                        2,500         50
                                                                     1,083

 Office Electronics 0.3%
 Zebra Technologies *                                  2,050         87
                                                                     87

 Semiconductor & Semiconductor Equipment 5.7%
 Altera *                                              11,000        244

 Analog Devices                                        4,400         163

 Broadcom, Class A *                                   4,000         142

 KLA-Tencor                                            1,700         77

 Linear Technology *                                   6,400         240

 Marvell Technology Group *                            2,000         82

 Maxim Integrated Products                             4,063         160

 Microchip Technology                                  8,500         252

 National Semiconductor                                5,500         111

 Semtech *                                             3,000         55

 Silicon Laboratories *                                2,500         69

 Xilinx                                                8,000         222
                                                                     1,817

 Software 7.0%
 Activision *                                          4,000         63

 Adobe Systems                                         10,000        331

 Cadence Design Systems *                              3,600         50

 Check Point Software Technologies *                   2,700         61

 Cognos *                                              3,000         113

 Computer Associates                                   7,900         215

 Electronic Arts *                                     4,400         231

 FactSet Research Systems ss.                          1,800         58

 Fair Isaac                                            2,000         69

 FileNet *                                             2,000         56

 Internet Security Systems *                           500           11

 Intuit *                                              4,200         182

 Jack Henry & Associates                               2,500         44

 McAfee *                                              5,500         158

 Mercury Interactive *                                 3,000         135

 Red Hat *ss.                                          5,500         70

 Symantec *                                            12,800        289

 Synopsys *                                            700           13

 VERITAS Software *                                    3,300         82
                                                                     2,231

 Total Information Technology                                        7,539

 MATERIALS 1.3%
 Chemicals 1.3%
 Ecolab                                                4,800         155

 Monsanto                                              2,000         114

 Sigma Aldrich                                         1,200         72

 Symyx Technologies *                                  800           20

 Valspar                                               1,200         57

 Total Materials                                                     418

 Total Common Stocks (Cost $21,487)                                  31,857

 SHORT-TERM INVESTMENTS 0.2%
 Money Market Fund 0.2%
 T. Rowe Price Reserve Investment Fund, 3.07% #+       54,677        55

 Total Short-Term Investments (Cost $55)                             55

 SECURITIES LENDING COLLATERAL 8.9%
 Money Market Trust 8.9%
 State Street Bank and Trust Company of New Hampshire
 N.A., Securities Lending Quality Trust units
 3.037% #                                              2,853,007     2,853

 Total Securities Lending Collateral (Cost $2,853)                   2,853

 Total Investments in Securities
 109.1% of Net Assets (Cost $24,395)                   $             34,765


 (1) Denominated in U.S. dollars unless otherwise noted
 #   Seven-day yield
 *   Non-income producing
 ss. All or a portion of this security is on loan at May 31, 2005 - See Note 2
 +   Affiliated company - See Note 4
 ADR American Depository Receipts

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
Unaudited                                                        May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day;
any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2005, the value of loaned securities was $2,778,000; aggregate collateral consisted of $2,853,000 in the money market pooled trust.


NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $24,395,000. Net unrealized gain aggregated $10,370,000 at period-end, of which $10,706,000 related to appreciated investments and $336,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the
T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended May 31, 2005, dividend income from the Reserve Funds totaled $1,000, and the value of shares of the Reserve Funds held at May 31, 2005 and February 28, 2005 was $55,000 and $124,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     July 22, 2005